Operating Lease - Schedule of Maturity Analysis of Company’s Lease Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturity Analysis of Company’s Lease Liability [Abstract]
Less than one year	$ 75
Two years
Total operating lease payments	75
Less: imputed interest	(2)
Present value of lease liability	$ 73	$ 69